UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/10

Item 1.  Reports to Stockholders.

Class A Shares: EMINX
Class C Shares: EMIOX
Class I Shares: EMIIX

EM CAPITAL INDIA GATEWAY FUND

2010 Semi-Annual Report

EM CAPITAL MANAGEMENT, LLC

Investment Adviser
www.emcapitalfunds.com
U.S. Toll-Free: 1-866-611-4967

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of EM Capital India Gateway Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information. The EM Capital India Gateway Fund is Distributed by Northern Lights Distributors, LLC. Member FINRA/SIPC

EM Capital India Gateway Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through June 30, 2010*

Annualized Total Returns as of June 30, 2010
	Six Months	One Year	Since Inception*
EM Capital India Gateway Fund- Class A
Without Sales Charge	4.53%	39.96%	(9.32)%
With Sales Charge **	(0.67)%	32.91%	(10.90)%
EM Capital India Gateway Fund- Class I	4.07%	40.15%	(8.14)%
Bombay Stock Exchange 100 Index	3.16%	30.39%	1.37%
S&P 500	(6.65)%	14.42%	(10.80)%

________________

  * The Fund commenced operations on July 23, 2007.

**Adjusted for maximum initial sales charge of 5.00%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The Bombay Stock Exchange 100 (BSE 100) Index is a free float adjusted market capitalization weighted index of the 100 largest market cap stocks listed on the Bombay Stock Exchange.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total net annual operating expenses, including underlying funds, is 1.71% and 1.46% for Class A and Class I, respectively.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-611-4967.

Portfolio Composition
As of June 30, 2010 (Unaudited)

Financial	22.72%
Consumer, Non-cyclical	21.64%
Consumer, Cyclical	18.41%
Industrial	15.30%
Technology	6.95%
Basic Materials	6.00%
Energy	4.38%
Utilities	2.65%
Communications	1.95%
Total	100.00%

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2010
	Shares	Value

COMMON STOCK - 82.20%
AUTO MANUFACTURERS - 6.47%
Bajaj Auto Ltd.	200	$ 10,711
Mahindra & Mahindra Ltd.	440	5,943
Maruti Suzuki India Ltd.	200	6,130
Tata Motors Ltd.	400	6,704
		29,488
BANKS - 11.38%
Axis Bank Ltd. *	400	10,699
Central Bank Of India	2,800	8,502
Corporation Bank *	1,020	11,534
Dena Bank *	2,800	5,609
Dhanalakshmi Bank Ltd. *	1,200	4,898
State Bank of India *	150	7,434
Yes Bank Ltd. *	550	3,189
		51,865
BEVERAGES - 2.26%
Empee Distilleries Ltd.	1,000	2,813
Indage Vintners Ltd. *	2,840	1,871
Radico Khaitan Ltd.	470	1,195
United Breweries Ltd. *	333	1,595
United Spirits Ltd.	100	2,821
		10,295
BUILDING MATERIALS - 0.65%
Gujarat Sidhee Cement Ltd. *	2,800	847
JK Cement Ltd. *	520	2,097
		2,944
CHEMICALS - 1.63%
Asian Paints Ltd.	150	7,433

COMPUTERS - 1.58%
Infosys Technologies Ltd.	120	7,210

CONSUMER DURABLES - 2.11%
Nilkamal Ltd.	1,600	9,614

COSMETICS/PERSONAL CARE - 1.69%
Dabur India Ltd.	1,700	7,708

DIVERSIFIED FINANCIAL SERVICES - 4.56%
Dewan Housing Finance Corp. Ltd.	400	2,015
Housing Development Finance Corp.	100	6,338
Magma Fincorp Ltd.	1,620	10,172
Motilal Oswal Financial Services Ltd. *	600	2,244
		20,769
EDUCATIONAL SERVICES - 0.65%
Aptech Ltd. *	1,000	2,947

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2010
	Shares	Value

ELECTRIC - 2.18%
CESC Ltd. *	180	$ 1,457
JSW Energy Ltd.	1,700	4,588
Reliance Infrastructure Ltd. *	150	3,878
		9,923
ELECTRICAL COMPONENTS & EQUIPMENT - 3.99%
Alstom Projects India Ltd. *	110	1,590
Bharat Heavy Electricals Ltd.	180	9,532
Crompton Greaves Ltd. *	1,200	6,660
KEI Industries Ltd. *	600	424
		18,206
ELECTRICAL ENGINEERING - 0.61%
ICSA India Ltd.	900	2,805

ENGINEERING & CONSTRUCTION - 2.84%
Larsen & Toubro Ltd.	280	10,904
Punj Lloyd Ltd. *	700	2,052
		12,956
FOOD - 0.87%
Nestle India Ltd. *	64	3,967

HAND/MACHINE TOOLS - 1.37%
Ador Fontech Ltd.	1,000	6,268

HEALTHCARE-SERVICES - 3.02%
Apollo Hospitals Enterprise Ltd.	400	6,467
Fortis Healthcare Ltd. *	2,220	7,281
		13,748
HOLDING COMPANIES-DIVERSIFIED - 1.96%
Aditya Birla Nuvo Ltd. *	400	6,540
MAX India Ltd. *	720	2,383
		8,923
HOUSEHOLD PRODUCTS/WARES - 2.34%
Hindustan Unilever Ltd. *	450	2,592
Jyothy Laboratories Ltd.	1,500	8,070
		10,662
INSURANCE - 1.62%
Reliance Capital Ltd. *	450	7,389

INVESTMENT COMPANIES - 0.17%
Bajaj Holdings and Investment Ltd. *	50	755

JEWELRY MANUFACTURING - 0.66%
Rajesh Exports Ltd.	1,690	3,022

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2010
	Shares	Value

LODGING - 1.67%
Asian Hotels North Ltd.	480	$ 4,026
Hotel Leela Venture Ltd.	1,800	1,879
Indian Hotels Co. Ltd.	750	1,694
		7,599
MANUFACTURING - 0.04%
Lloyd Electric & Engineering *	100	166

MEDIA - 0.11%
Creative Eye Ltd. *	3,000	497

METAL FABRICATE/HARDWARE - 0.57%
Jindal Saw Ltd. *	600	2,602

MINING - 1.65%
Hindustan Zinc Ltd.	360	7,514

MISCELLANEOUS MANUFACTURING - 2.53%
Everest Kanto Cylinder Ltd. *	1,580	4,589
Jain Irrigation Systems Ltd.	300	6,922
		11,511
OIL & GAS - 3.60%
Reliance Industries Ltd.	700	16,424

PHARMACEUTICALS - 4.91%
Ajanta Pharma Ltd.	1,000	4,734
Alembic Ltd. *	1,000	1,180
Jubilant Organosys Ltd. *	1,000	7,539
Ranbaxy Laboratories Ltd. *	320	3,172
Sun Pharmaceutical Industries Ltd.	150	5,765
		22,390
REAL ESTATE - 2.00%
Housing Development & Infrastructure Ltd. *	850	4,573
Peninsula Land Ltd. *	2,400	3,790
Puravankara Projects Ltd.	225	514
Ritesh Properties and Industries Ltd. *	600	220
		9,097
SHIPBUILDING - 1.43%
Pipavav Shipyard Ltd. *	3,000	6,507

SOFTWARE - 2.87%
Financial Technologies India Ltd.	240	6,911
Oracle Financial Sevices Software Ltd. *	120	5,842
Subex Azure Ltd. *	260	313
		13,066
TELECOMMUNICATIONS - 1.49%
Bharti Airtel Ltd. *	1,200	6,789

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2010
	Shares	Value

TEXTILES - 2.37%
Bombay Rayon Fashions Ltd.	1,350	$ 7,546
Vardhman Textiles Ltd. *	560	3,255
		10,801
TRANSPORTATION - 0.55%
Great Eastern Shipping Co. Ltd *	400	2,521

TRUCK MANUFACTURING - 1.80%
Ashok Leyland Ltd. *	6,000	8,222

TOTAL COMMON STOCK		374,603
( Cost - $344,908)

TOTAL INVESTMENTS - 82.20%
( Cost - $344,908)		374,603
OTHER ASSETS LESS LIABILITIES - 17.98%		82,133
NET ASSETS - 100.00%		$ 456,736
____________
* Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments in Securities at Value (identified cost $344,908)	$ 374,603
Foreign Cash (identified cost $2,192)	2,158
Cash	97,345
Receivable for Interest and Dividends	882
Receivable from Investment Adviser (Note 4)	59,433
Prepaid Expenses and Other Assets	2,320
Total Assets	536,741

Liabilities:
Accrued Distribution Fees	93
Payable to Affiliates	16,067
Accrued Expenses and Other Liabilities	63,845
Total Liabilities	80,005

Net Assets	$ 456,736

Net Assets:
Class A Shares	320,807
Class I Shares	134,929
Adviser Shares*	1,000
Total Net Assets	$ 456,736

Shares Outstanding ($.01 par value, unlimited shares authorized):
Class A Shares	43,412
Class I Shares	17,569
Adviser Shares*	1,000
Net Asset Value, Offering and Redemption Price** Per Share:
Class A Shares	$ 7.39
Class I Shares	$ 7.68
Adviser Shares*	$ 1.00
Maximum Sales Charge:
Class A Shares	5.00%
Maximum Offering Price Per Share (Net Asset Value/(100% - Maximum Sales Charge)):
Class A Shares	$ 7.78

Composition of Net Assets:
At June 30, 2010, Net Assets consisted of:
Paid-in-Capital	$ 530,806
Paid-in-Capital- Minority Interest	1,000
Accumulated Net Investment Loss	(1,971)
Accumulated Realized Loss on Investments and Foreign Currency Transactions	(101,415)
Unrealized Depreciation on Investments and Foreign Currency Transactions	28,316
Net Assets	$ 456,736
_______
*Adviser Shares can not be redeemed and have no voting rights.
**Subject to a 2% redemption fee if redeemed within 90 days of acquisition.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividend Income	$ 1,071
Total Investment Income	1,071

Expenses:
Administration Fees	32,984
Fund Accounting Fees	29,950
Transfer Agent Fees	17,612
Audit Fees	11,384
Legal Fees	5,720
Chief Compliance Officer Fees	5,455
Registration & Filing Fees	4,709
Trustees' Fees	2,480
Investment Advisory Fees	1,843
Custody Fees	503
Printing Expense	4,720
Distribution Fees (Class A)	448
Insurance Expense	74
Miscellaneous Expenses	496
Total Expenses	118,378
Less: Expenses Waived and Reimbursed by Adviser	(115,784)
Net Expenses	2,594
Net Investment Loss	(1,523)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Loss on Foreign Currency Transactions	(1,078)
Net Change in Unrealized Appreciation on Investments and
Foreign Currency Transactions	29,236
Net Realized and Unrealized Gain on Investments and Foreign Currency	28,158

Net Increase in Net Assets Resulting From Operations	$ 26,635

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
Operations:	June 30, 2010	December 31, 2009
	(Unaudited)
Net Investment Loss	$ (1,523)	$ (1,433)
Net Realized Loss on Investments and Foreign
Currency Transactions	(1,078)	(13,647)
Net Change in Unrealized Appreciation on
Investments and Foreign Currency Translations	29,236	134,198
Net Increase in Net Assets
Resulting From Operations	26,635	119,118

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (14,026 and 7,300 shares, respectively)	101,858	39,173
Cost of Shares Redeemed (6,492 and 4,783 shares, respectively)	(48,158)	(29,840)
Redemption Fees	-	25
Total Class A Transactions	53,700	9,358

Class I
Proceeds from Shares Issued (17,336 and 2,161 shares, respectively)	120,019	15,000
Cost of Shares Redeemed (2,184 and 12,575 shares, respectively)	(16,162)	(3)
Total Class I Transactions	103,857	14,997

Net Increase in Net Assets from
Beneficial Interest Transactions	157,557	24,355

Increase (Decrease) in Net Assets	184,192	143,473

Net Assets:
Beginning of Period	272,544	129,071
End of Period (including accumulated net investment
loss of $1,971 and $448, respectively)	$ 456,736	$ 272,544

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CLASS A
	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	June 30, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.07		$ 3.81		$ 13.19	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.02)		(0.04)		(0.08)	0.05
Net gain (loss) from securities
(both realized and unrealized)	0.34		3.30		(9.24)	3.14
Total from operations	0.32		3.26		(9.32)	3.19
Distributions to shareholders from:
Net investment income	-		-		(0.04)	-
Net realized gains	-		-		(0.07)	-
Total distributions	-		-		(0.11)	-
Redemption fees	-		-	(e)	0.05	-

Net Asset Value, End of Period	$ 7.39		$ 7.07		$ 3.81	$ 13.19

Total Return (b) (d)	4.53%		85.56%		(70.69)%	31.90%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 321		$ 254		$ 127	$ 296
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	77.29%		127.11%		176.01%	374.21%
net of waivers/reimbursement (c)	1.70%		2.06%		2.30%	2.23%
Ratio of net investment income (loss)
to average net assets (c)	(1.70)%		(0.80)%		(0.99)%	1.48%
Portfolio turnover rate	0%	(d)	53%		131%	10%

__________
*July 23, 2007 (commencement of operations) through December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns do not include any sales or redemption charges.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Redemption fees resulted in less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	CLASS I
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	June 30, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 7.38		$ 3.93	$ 13.22	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.01)		(0.02)	(0.04)	0.10
Net gain (loss) from securities
(both realized and unrealized)	0.31		3.47	(9.16)	3.12
Total from operations	0.30		3.45	(9.20)	3.22
Distributions to shareholders from:
Net investment income	-		-	(0.04)	-
Net realized gains	-		-	(0.07)	-
Total distributions	-		-	(0.11)	-
Redemption fees	-		-	0.02

Net Asset Value, End of Period	$ 7.68		$ 7.38	$ 3.93	$ 13.22

Total Return (b) (d)	4.06%		87.79%	(69.83)%	32.20%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 135		$ 18	$ 1	$ 3
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	68.96%		106.15%	424.11%	374.23%
net of waivers/reimbursement (c)	1.45%		1.52%	1.80%	1.77%
Ratio of net investment income (loss)
to average net assets (c)	(1.45)%		(0.26)%	(0.49)%	2.01%
Portfolio turnover rate	0%	(d)	53%	131%	10%	(d)

__________
*July 23, 2007 (commencement of operations) through December 31, 2007.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower. Total returns do not include any sales or redemption charges.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Redemption fees resulted in less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

June 30, 2010

1.

ORGANIZATION

EM Capital India Gateway Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund commenced operations on July 23, 2007, as a series of The Coventry Funds Trust, a Massachusetts business trust (the “Predecessor Fund”) and was reorganized as a series of the Trust on September 5, 2008, pursuant to shareholder approval.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The Fund offers three classes of shares: Class A Shares, Class I Shares and Class C Shares.  Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distributions, class-related expenses, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.  Class A Shares are sold with a maximum front-end sales charge of 5.00%.  Each class charges a fee of 2.00% on redemptions of shares held less than 90 days.  There are currently no outstanding shares of Class C Shares.  The Fund has Adviser shares which are not redeemable, and no income or expenses are allocated to the Adviser shares.  The Adviser shares are owned by EM Capital Management, LLC, the Fund’s Adviser and are reflected as Paid In Capital Minority Interest on the Consolidated Statement of Assets and Liabilities.

The Fund’s investment objective is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and India-related companies.  The Fund pursues its investment objective by investing through EM Capital Gateway (Mauritius) Ltd., a wholly-owned special purpose limited liability corporation (the “Company”) registered in Mauritius, that was formed solely for the purpose of facilitating the Fund’s purchase of Indian securities and that is regulated by the Securities and Exchange Board of India (“SEBI”).  EM Capital India Gateway Ltd. is a private company limited by shares incorporated in the Republic of Mauritius on March 26, 2007 in accordance with the Companies Act.  It holds a Category 1 Global Business License and is regulated by the Financial Services Commission (FSC).  The principal activity is to carry on business as an investment holding company.  The financial statements of the Fund and Company are consolidated as the Fund directly has controlling interest of the Company and the consolidated financial statements fairly present the Fund’s investments and operations.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Portfolio securities of the Company for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which the securities are normally traded.  The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options,

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures  (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 374,603	-	-	$ 374,603
Total	$ 374,603	-	-	$ 374,603

                                                             The Fund did not hold any Level 3 securities during the year.

Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day.  The cost of securities is determined by using historical exchange rates.  Income is translated at approximate rates prevailing when accrued.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

Foreign Currency Translation – The Fund may hold foreign currency contracts as hedges against exposure to foreign currency fluctuations in relation to the U.S. dollar.  The carrying value of these contracts is the gain or loss that would be realized if the position (contract) were closed out on the valuation date.  Unrealized gains or losses are reflected in the Consolidated Statement of Operations as part of the change in unrealized depreciation on investments and foreign currency translations, and in the Consolidated Statement of Assets and Liabilities as foreign currency receivable/payable.  As of June 30, 2010, there were no open foreign currency contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than one business day after trade date.  However, for financial reporting purposes, security transactions are accounted for on trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date (“ex-date”) or as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividend.  Interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of India’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.  All expenses of the Company and Fund are accounted for in the Fund’s Consolidated Statement of Operations on the accrual basis.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

3.

CONCENTRATION OF MARKET RISK

The Fund will invest primarily in Indian and India-related securities.  The value of the Fund’s investments may therefore be adversely affected by political and social instability in India and by changes in economic or taxation policies in that county.  Investment in Indian securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in India.  India is still considered to be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.  Emerging market nations may be characterized by political uncertainty and instability.  In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by EM Capital Management, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.20% of the average daily net assets of the Fund.  For the six months ended June 30, 2010, the Adviser earned advisory fees of $1,843.  The Adviser does not receive a fee from EM Capital Gateway (Mauritius) Ltd.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund invests, or extraordinary or non-recurring expenses), at least until April 30, 2011, so that the total annual operating expenses of the Fund do not exceed 1.70% for Class A shares, 2.45% for Class C shares and 1.45% for Class I shares.  Prior to September 11, 2009, the total annual operating expenses were contractually limited by the Adviser to 2.30% for Class A shares, 2.80% for Class C shares and 1.80% for Class I shares.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended June 30, 2010, the Adviser waived expenses of $1,843 and reimbursed expenses of $113,941.  As of June 30, 2010, the total amount due from Adviser as a result of the expense limitation agreement was $59,433, of which $25,000 has been collected as of September 8, 2010.  Uncollected amounts relate to expenses accrued but currently payable.  As of December 31, 2009, cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $956,833, and will expire on December 31 of the years indicated below:

2010	2011	2012
$312,499	$423,934	$220,400

The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund. Current GFS agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus $6,000 for each additional share class above one and $6,000 for international funds.  In addition, a basis point fee is charged in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.  For the six months ended June 30, 2010, GFS collected $17 for providing such services.  The custody fees listed in the Consolidated Statement of Operations include any fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2010, GemCom received $4,625 for providing such services, a portion of which was accrued in the previous year.  The printing expenses disclosed in the Combined Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% for Class A Shares per year of its average daily net assets for such distribution and shareholder service activities.  For the six months ended June 30, 2010, the Fund incurred distribution fees of $448 for Class A Shares.  There is no distribution plan for Class I shares.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $10,000 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings.

The Trust pays the chairperson of the Audit Committee an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

5.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended June 30, 2010, amounted to $85,082 and $0, respectively.  The cost basis of securities for tax reporting purposes was $344,908.  Gross unrealized appreciation and depreciation on investments as of June 30, 2010 aggregated $78,044 and $48,349, respectively.

6.

TAX INFORMATION

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.  Permanent book and tax differences, due to net operating losses, resulted in reclassifications for the year ended December  31, 2009 as follows: a decrease in paid-in-capital of $5,017; a decrease in undistributed net investment loss of $985; and a decrease in accumulated realized loss on investments and foreign currency transactions of $4,032.

There were no distributions paid to shareholders during the year ended December 31, 2009.  The tax character of distributions paid during the year ended December 31, 2008 was as follows:

Ordinary Income	$3,256

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and mark-to-market on passive foreign investment companies.

At December 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes of $88,774 available to offset future capital gains, if any, of which $26,108 expires on December 31, 2016 and $62,666 expires on December 31, 2017.

Capital losses incurred after October 31st within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $5,644 of such capital losses.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional

EM Capital India Gateway Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements on March 10, 2010 and has noted no such events.

EM Capital India Gateway Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/10)	Ending Account Value (6/30/10)	Expenses Paid During the Period* (1/1/10 to 6/30/10)
Actual
Class A	$1,000.00	$1,045.30	$ 8.62
Class I	$1,000.00	$1,040.70	$ 7.54
Hypothetical
Class A	$1,000.00	$1,016.36	$ 8.50
Class I	$1,000.00	$1,017.41	$ 7.45

_______

*Expenses Paid During Period are equal to the  annualized expense ratio of 1.70% for Class A and 1.49% for Class I, multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ended June 30, 2010).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

EM CAPITAL INDIA GATEWAY FUND

Class A: EMINX      CUSIP  66537T349

Class C: N/A            CUSIP  66537T331

Class I: EMIIX         CUSIP  66537T323

Adviser	EM Capital Management, LLC 920 Country Club Drive, Suite 1-E Moraga, California 94556 Tel: 925-376-8700 info@emcapitalmanagement.com www.emcapitalmanagement.com
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Bank of New York One Wall Street, 25th Floor, New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-611-4967 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-611-4967.

EM Capital India Gateway Fund

4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-866-611-4967

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/10